Annual Total Returns - Fidelity Mid-Cap Stock Fund [BarChart] - 04.30 Fidelity Mid-Cap Stock Fund K PRO-08 - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.25%)
Annual Return 2012	15.12%
Annual Return 2013	39.20%
Annual Return 2014	7.23%
Annual Return 2015	(2.97%)
Annual Return 2016	15.10%
Annual Return 2017	18.80%
Annual Return 2018	(6.36%)
Annual Return 2019	25.47%
Annual Return 2020	11.51%